Net Investment in Sales-type Leases (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Leases, Capital [Abstract]
2018	$ 9,170
2019	3,130
2020	1,218
2021	230
Capital Leases Future Minimum Payments Receivable	$ 13,748